Related Party Transactions (Details)	9 Months Ended
Dec. 31, 2023
Aark I I Pte Limited [Member]
Related Party Transaction [Line Items]
Name of the related party	Aark II Pte Limited
Relationship	Affiliate entity
Aarx Singapore Pte Ltd [Member]
Related Party Transaction [Line Items]
Name of the related party	Aarx Singapore Pte Ltd
Relationship	Affiliate entity
Aeries Technology Products And Strategies Private Limited A T P S P L [Member]
Related Party Transaction [Line Items]
Name of the related party	Aeries Technology Products And Strategies Private Limited (“ATPSPL”)
Relationship	Affiliate entity
Aeries Financial Technologies Private Limited [Member]
Related Party Transaction [Line Items]
Name of the related party	Aeries Financial Technologies Private Limited
Relationship	Affiliate entity
Bhanix Finance And Investment Limited [Member]
Related Party Transaction [Line Items]
Name of the related party	Bhanix Finance And Investment Limited
Relationship	Affiliate entity
Ralak Consulting L L P [Member]
Related Party Transaction [Line Items]
Name of the related party	Ralak Consulting LLP
Relationship	Affiliate entity
T S L C Pte Limited [Member]
Related Party Transaction [Line Items]
Name of the related party	TSLC Pte Limited
Relationship	Affiliate entity
Venu Raman Kumar [Member]
Related Party Transaction [Line Items]
Name of the related party	Venu Raman Kumar
Relationship	Chairman of ATI’s Board and controlling shareholder
Vaibhav Rao [Member]
Related Party Transaction [Line Items]
Name of the related party	Vaibhav Rao
Relationship	Members of immediate families of Venu Raman Kumar
Sudhir Appukuttan Panikassery [Member]
Related Party Transaction [Line Items]
Name of the related party	Sudhir Appukuttan Panikassery
Relationship	Key managerial personnel